CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 7,256	$ 5,455	$ 11,224	$ 9,146	$ 12,059
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period	2,640	13,203	14,499	(21,432)	7,263
Reclassification adjustments for gains included in net income	(939)	(209)	(295)	(1,571)	(4,868)
Change in unrealized gains (losses) on securities	1,701	12,994	14,204	(23,003)	2,395
Tax impact	(578)	(4,418)	(4,829)	7,821	(814)
Other Comprehensive Income	1,123	8,576	9,375	(15,182)	1,581
Comprehensive Income	$ 8,379	$ 14,031	$ 20,599	$ (6,036)	$ 13,640